Significant equity transactions, mergers and acquisitions and investments - Lazada (Details) - Lazada ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Capital injections made and additional equity acquired		$ 2,056	¥ 14,368	$ 790	¥ 5,355	$ 1,586	¥ 10,579
Reduction of noncontrolling interest			¥ 466				¥ 1,681
Addition of noncontrolling interest					¥ 400
Subsequent event
Business Acquisition [Line Items]
Capital injections made and additional equity acquired | $	$ 250